                                Delaware
                                Investments(SM)
                                --------------------------------------
                                A member of Lincoln Financial Group(R)








































                                Lincoln National

                                Social Awareness Fund, Inc.

                                Semi-Annual Report

                                June 30, 2002



                                                       Social Awareness Fund

Lincoln National

Social Awareness Fund, Inc.



Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Operations                                           4

     Statements of Changes in Net Assets                               4

     Financial Highlights                                              5

     Notes to Financial Statements                                     6

Lincoln National

Social Awareness Fund, Inc.


Semi-Annual Portfolio Commentary

For the six months ended June 30, 2002




Managed by:                        Delaware
                                   Investments(SM)
                                   --------------------------------------
                                   A member of Lincoln Financial Group(R)

The Fund had a return of -12.9%(1) for the first six months of 2002 while its style specific benchmark, the Russell 1000 Index*, returned -12.8% and a broader market benchmark, the S&P 500 Index**, returned -13.2% for the period. Stock selection in the health care, capital goods and finance sectors contributed positively to the Fund's performance, specifically, those included Pentair, a diversified manufacturing company; Bank of America, a bank holding company; and Novartis, a global life sciences company. Holdings in media stocks such as AOL Time Warner, an internet/entertainment company and Cablevision Systems, a cable systems operator detracted from performance.

Despite continuing signs of economic recovery in the U.S., equity markets continued to decline during the first half of 2002. The S&P 500 Index** was virtually unchanged during a volatile first quarter of 2002, but experienced a steep decline in the second quarter as investors focused on international instability as well as a series of high profile accounting scandals. The S&P 500 Index** was down 13.4% for the quarter ended June 30, 2002 as news broke of major accounting fraud at WorldCom and Adelphia Communications and tensions rose between India and Pakistan and in the Middle East.

Looking forward, we maintain a positive long-term view on the economy and the markets. Although it appears that the markets in the very near term will remain focused on international instability and trust in corporate America, we feel that continued signs of strength in the economy and corporate profits will drive the market. As a result we remain committed to our process - blending quantitative screening, fundamental research and risk control - and envision no wholesale changes to the Fund. We continue to hold positions in defensive issues to weather the likely short- term volatility in the market and also more economically sensitive issues to participate in the anticipated improvement in the overall economy.


J. Paul Dokas


(1)  After the deduction of fund expenses.

* Russell 1000 Index - Measures the performance of the largest 1000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. An investor cannot invest directly in the above index/indexes which is/are unmanaged.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

The Fund invests predominantly in large-sized companies. Accordingly, the Fund's performance can be compared to the performance of the Russell 1000 Index.


                            Social Awareness Fund  1

Lincoln National

Social Awareness Fund, Inc.

Statement of Net Assets (Unaudited)
June 30, 2002


Investments:                                            Number      Market
Common Stock- 99.92%                                    of Shares   Value
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 0.50%
--------------------------------------------------------------------------------
 Genuine Parts                                            67,900    $  2,367,673
+Lear                                                     64,000       2,960,000
--------------------------------------------------------------------------------
                                                                       5,327,673
Banking & Finance - 15.20%
--------------------------------------------------------------------------------
 American Express                                        206,900       7,514,608
 AmSouth Bancorporation                                  179,100       4,008,258
 Bank of America                                         273,400      19,236,424
 Bank One                                                173,800       6,687,824
 Capital One Financial                                    28,100       1,715,505
 Citigroup                                               694,100      26,896,376
 Comerica                                                108,400       6,655,760
 Countrywide Credit                                       22,600       1,090,450
 Fannie Mae                                              175,100      12,913,625
 Household International                                  21,400       1,063,580
 J.P. Morgan Chase & Co.                                 385,500      13,076,160
 MBNA Corporation                                         48,500       1,603,895
 Mellon Financial                                         87,400       2,746,982
 Merrill Lynch                                           164,400       6,658,200
 Morgan Stanley Dean Witter                              202,800       8,736,624
 Stilwell Financial                                      166,500       3,030,300
 SunTrust Banks                                           87,200       5,905,184
 U.S. Bancorp                                            433,260      10,116,621
 Wachovia                                                116,200       4,436,516
 Washington Mutual                                       287,700      10,676,547
 Wells Fargo                                             120,400       6,027,224
--------------------------------------------------------------------------------
                                                                     160,796,663
Basic Industry/Capital Goods - 8.95%
--------------------------------------------------------------------------------
+American Standard                                       100,100       7,517,510
 Avery Dennison                                           88,800       5,572,200
 Ecolab                                                  143,200       6,620,136
 Emerson Electric                                        159,000       8,508,090
 Federal Signal                                          241,700       5,800,800
 Hillenbrand Industries                                  126,100       7,080,515
 Ingersoll-Rand                                          137,100       6,259,986
 Martin Marietta Materials                               123,800       4,828,200
 Pentair                                                 166,600       8,010,128
 Philips Electronics                                     207,900       5,738,040
 Sigma-Aldrich                                           147,200       7,382,080
 Sonoco Products                                         115,100       3,230,857
 Sony ADR                                                111,900       5,930,700
 Teleflex                                                117,300       6,703,695
 York International                                      162,500       5,490,875
--------------------------------------------------------------------------------
                                                                      94,673,812
Building & Materials - 0.05%
--------------------------------------------------------------------------------
 Vulcan Materials                                         11,900         518,602
--------------------------------------------------------------------------------
                                                                         518,602
Business Services - 2.59%
--------------------------------------------------------------------------------
+Arrow Electronics                                       125,600       2,606,200
 Pitney Bowes                                            150,100       5,961,972
 Praxair                                                 137,100       7,810,587
+Republic Services                                       284,500       5,425,415
 ServiceMaster                                           403,000       5,529,160
--------------------------------------------------------------------------------
                                                                      27,333,334
Cable, Media & Publishing - 2.09%
--------------------------------------------------------------------------------
+Cablevision Systems                                     280,100       2,649,746
+Cablevision Systems-Rainbow
  Media Group                                             53,400         467,250
+Clear Channel Communications                             93,270       2,986,505
+Comcast Special Class A                                 225,180       5,368,291
+Dun And Bradstreet                                       48,400       1,599,620


                                                        Number      Market
Cable, Media & Publishing (Cont.)                       of Shares   Value
--------------------------------------------------------------------------------
+Metro-Goldwyn-Mayer                                      181,300   $  2,213,673
 The News Corporation                                     296,700      6,803,331
--------------------------------------------------------------------------------
                                                                      22,088,416
Chemicals - 0.05%
--------------------------------------------------------------------------------
 Lubrizol                                                  16,400        549,400
--------------------------------------------------------------------------------
                                                                         549,400
Computers & Technology - 17.07%
--------------------------------------------------------------------------------
 Adobe Systems                                             75,800      2,160,300
+Altera                                                   194,900      2,650,640
+AOL Time Warner                                          898,850     13,222,084
+Applied Materials                                        391,400      7,444,428
 Autodesk                                                 128,700      1,705,275
 Automatic Data Processing                                 68,400      2,978,820
 AVX                                                       69,300      1,131,669
+Cadence Design Systems                                   235,900      3,802,708
+Cisco Systems                                          1,248,200     17,412,390
+Comverse Technology                                      288,800      2,674,288
+Crown Castle                                             641,800      2,522,274
+Dell Computer                                            426,100     11,138,254
 Electronic Data Systems                                   87,500      3,250,625
+EMC                                                      719,600      5,432,980
 Hewlett-Packard                                          348,301      5,322,039
 Intel                                                    771,600     14,097,132
+Intuit                                                   119,200      5,926,624
+Lexmark International Group A                             68,700      3,737,280
+Micron Technology                                        258,700      5,230,914
+Microsoft                                                637,900     34,893,130
 Nokia ADR                                                396,300      5,738,424
+Oracle                                                 1,011,300      9,577,011
+Qualcomm                                                  90,600      2,490,594
 Scientific-Atlanta                                       253,100      4,163,495
+Siebel Systems                                           108,200      1,538,604
 Symbol Technologies                                      727,500      6,183,750
+Veritas Software                                         124,900      2,471,771
+Xilinx                                                    74,500      1,671,035
--------------------------------------------------------------------------------
                                                                     180,568,538
Consumer Non-Durable - 8.03%
--------------------------------------------------------------------------------
 Cadbury Schweppes                                        129,900      3,920,382
 Callaway Golf                                            229,200      3,630,528
 Clorox                                                   160,900      6,653,215
 Coca-Cola Enterprises                                    224,900      4,965,792
 Deluxe                                                    63,100      2,453,959
+Energizer Holdings                                       148,600      4,074,612
 General Mills                                             63,500      2,799,080
 Gillette                                                 362,300     12,271,101
 Heinz (H.J.)                                             164,700      6,769,170
 Kellogg                                                  174,900      6,271,914
 McDonald's                                               262,900      7,479,505
 Newell Rubbermaid                                        188,100      6,594,786
 NIKE                                                      44,800      2,403,520
 Pepsi Bottling Group                                     163,600      5,038,880
 Tupperware                                               250,400      5,205,816
 Wrigley, (Wm.) Jr.                                        79,000      4,372,650
--------------------------------------------------------------------------------
                                                                      84,904,910
Consumer Services - 0.78%
--------------------------------------------------------------------------------
 Block (H&R)                                               23,500      1,084,525
+Cendant                                                  447,300      7,103,124
--------------------------------------------------------------------------------
                                                                       8,187,649
Electronics & Electrical Equipment - 0.22%
--------------------------------------------------------------------------------
 Matsushita Electric - ADR                                166,000      2,295,780
--------------------------------------------------------------------------------
                                                                       2,295,780
Energy - 6.01%
--------------------------------------------------------------------------------
 Apache                                                   141,350      8,124,798
+BJ Services                                              187,000      6,335,560
 Burlington Resources                                     191,900      7,292,200
 EOG Resources                                            183,300      7,277,010
 Equitable Resources                                      196,400      6,736,520
+Noble Corporation                                        154,200      5,952,120
 Noble Energy                                             150,100      5,411,105
 Questar                                                  186,300      4,631,418
+Smith International                                       95,900      6,539,421
 Tidewater                                                161,100      5,303,412
--------------------------------------------------------------------------------
                                                                      63,603,564


                            Social Awareness Fund  2


Healthcare &                                            Number      Market
Pharmaceuticals - 13.45%                                of Shares   Value
--------------------------------------------------------------------------------
 Aetna                                                     10,500   $    503,685
 AmeriSource Bergen Class A                                63,779      4,847,204
+Amgen                                                    136,300      5,708,244
 AstraZeneca ADR                                          226,500      9,286,500
 Baxter International                                     118,900      5,283,916
 Becton Dickinson                                         138,200      4,760,990
 C.R.Bard                                                  41,100      2,325,438
 Cardinal Health                                          127,507      7,830,205
+Caremark RX                                              238,000      3,927,000
 Eli Lilly                                                456,200     25,729,680
+Genentech                                                117,100      3,922,850
+Guidant                                                  193,400      5,846,482
 HCA                                                       69,600      3,306,000
+Health Management Associates
  Class A                                                 242,500      4,886,375
+Health Net                                                19,200        513,984
+Healthsouth                                              342,700      4,383,133
 IMS Health                                               251,700      4,518,015
+IVAX                                                     312,175      3,371,490
 McKesson HBOC                                            168,700      5,516,490
+Medimmune                                                113,200      2,988,480
 Medtronic                                                137,900      5,909,015
+Millennium Pharmaceuticals                                87,500      1,063,125
 Novartis ADR                                             307,900     13,495,257
 PerkinElmer                                              481,700      5,322,785
+Tenet Healthcare                                          44,500      3,183,975
+Wellpoint Health Networks                                 49,100      3,820,471
--------------------------------------------------------------------------------
                                                                     142,250,789
Insurance - 5.50%
--------------------------------------------------------------------------------
 Allstate                                                 245,600      9,082,288
 American International Group                             274,050     18,698,431
 Cigna                                                     73,900      7,199,338
 Fidelity National Financial                              203,616      6,434,266
 John Hancock Financial Services                           80,200      2,823,040
 MGIC Investment                                           15,900      1,078,020
 Mony                                                     108,900      3,702,600
 Nationwide Financial Services
  Class A                                                  81,700      3,227,150
+Travelers Property Casualty                               65,400      1,157,580
 UnumProvident                                            187,700      4,776,965
--------------------------------------------------------------------------------
                                                                      58,179,678
Leisure, Lodging & Entertainment - 1.05%
--------------------------------------------------------------------------------
 Walt Disney                                              587,100     11,096,190
--------------------------------------------------------------------------------
                                                                      11,096,190
Packaging & Containers - 0.26%
--------------------------------------------------------------------------------
 Bemis                                                     58,000      2,755,000
--------------------------------------------------------------------------------
                                                                       2,755,000
Real Estate - 3.90%
--------------------------------------------------------------------------------
 AMB Property                                             108,100      3,351,100
 AvalonBay Communities                                     81,400      3,780,216
 Crescent Real Estate Equities                             94,800      1,772,760
 Duke Realty                                              152,500      4,414,875
 Equity Office Properties Trust                           229,400      6,904,940
 Equity Residential Properties                            121,400      3,490,250
 Host Marriott                                            434,000      4,904,200
 Kimco Realty                                             108,900      3,647,061
 ProLogis Trust                                           175,600      4,565,600
 Simon Property                                           120,800      4,451,480
--------------------------------------------------------------------------------
                                                                      41,282,482
Retail - 7.57%
--------------------------------------------------------------------------------
 Albertson's                                               65,800      2,004,268
+BJ's Wholesale Club                                       93,500      3,599,750
 CVS                                                      201,100      6,153,660
+Federated Department Stores                              171,800      6,820,460
 Home Depot                                               397,800     14,611,194
 J.C. Penney                                              137,300      3,023,346
+Kroger                                                   284,000      5,651,600
 May Department Stores                                    130,100      4,284,193
 Nordstrom                                                235,000      5,322,750
+Safeway                                                  245,700      7,171,983
+Saks                                                     386,500      4,962,660
 Sears, Roebuck                                           161,500      8,769,450


                                                      Number      Market
Retail (Cont.)                                        of Shares   Value
--------------------------------------------------------------------------------
+Toys R Us                                             242,200    $    4,231,234
 Winn-Dixie Stores                                     224,100         3,493,719
--------------------------------------------------------------------------------
                                                                      80,100,267
Telecommunications - 5.50%
--------------------------------------------------------------------------------
+AT&T Wireless Services                                345,100         2,018,835
 BellSouth                                             399,700        12,590,550
 CenturyTel                                            146,700         4,327,650
 SBC Communications                                    631,600        19,263,800
+Sprint PCS                                            442,800         1,979,316
 Verizon Communications                                449,300        18,039,395
--------------------------------------------------------------------------------
                                                                      58,219,546
Transportation - 0.84%
--------------------------------------------------------------------------------
 FedEx                                                 166,800         8,907,120
--------------------------------------------------------------------------------
                                                                       8,907,120
Utilities - 0.31%
--------------------------------------------------------------------------------
+Calpine                                               468,900         3,296,367
--------------------------------------------------------------------------------
                                                                       3,296,367
Total Common Stock
 (Cost $1,083,476,507)                                             1,056,935,780
--------------------------------------------------------------------------------


Federal Agency                                        Principal
(Discount Note) - 0.03%                               Amount
--------------------------------------------------------------------------------
Freddie Mac 1.71% 7/16/02                             $265,000           264,811
--------------------------------------------------------------------------------
Total Federal Agency
 (Cost $264,811)                                                         264,811
--------------------------------------------------------------------------------
Total Market Value of Securities - 99.95%
 (Cost $1,083,741,318)                                             1,057,200,591
--------------------------------------------------------------------------------
Receivables and Other Assets Net of
 Liabilities - 0.05%                                                     536,186
--------------------------------------------------------------------------------
Net Assets - 100.00%
--------------------------------------------------------------------------------
(Equivalent to $22.481 per share based
 on 47,049,492 shares issued and
 outstanding)                                                     $1,057,736,777
--------------------------------------------------------------------------------
Components of Net Assets at June 30, 2002:
Common Stock, $0.01 par value
 100,000,000 authorized shares                                    $      470,495
Paid in capital in excess of par value
 of shares issued                                                  1,214,912,417
Undistributed net investment income                                    7,258,586
Accumulated net realized loss on
 investments                                                        (138,363,994)
Net unrealized depreciation of
 investments                                                         (26,540,727)
--------------------------------------------------------------------------------
Total Net Assets                                                  $1,057,736,777
--------------------------------------------------------------------------------
+ Non-income producing security for the period ended June 30, 2002.

ADR - American Depositary Receipt

See accompanying notes to financial statements.


                            Social Awareness Fund  3

Lincoln National Social Awareness Fund, Inc.

Statement of Operations

Period ended June 30, 2002 (Unaudited)

Investment income:
 Dividends                                                         $   7,566,620
--------------------------------------------------------------------------------
 Interest                                                                 88,754
--------------------------------------------------------------------------------
 Total investment income                                               7,655,374
--------------------------------------------------------------------------------

Expenses:
 Management fees                                                       2,066,304
--------------------------------------------------------------------------------
 Accounting fees                                                         227,195
--------------------------------------------------------------------------------
 Printing and postage                                                     61,474
--------------------------------------------------------------------------------
 Custody fees                                                             25,027
--------------------------------------------------------------------------------
 Professional fees                                                        16,089
--------------------------------------------------------------------------------
 Directors fees                                                            3,150
--------------------------------------------------------------------------------
 Other                                                                    50,067
--------------------------------------------------------------------------------
                                                                       2,449,306
--------------------------------------------------------------------------------

Less:
--------------------------------------------------------------------------------
 Expenses paid indirectly                                                 (4,998)
--------------------------------------------------------------------------------
 Reimbursement from the Advisor                                          (98,988)
--------------------------------------------------------------------------------
 Total expenses                                                        2,345,320
--------------------------------------------------------------------------------
Net investment income                                                  5,310,054
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net realized and unrealized loss on investments:
--------------------------------------------------------------------------------
 Net realized loss on investment transactions                        (88,211,073)
--------------------------------------------------------------------------------
 Net change in unrealized
  appreciation/depreciation of investments                           (76,024,391)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                     (164,235,464)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                (158,925,410)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                 Period ended
                                                 6/30/02          Year ended
                                                 (Unaudited)      12/31/01
                                                 -------------------------------
Changes from operations:
 Net investment income                           $    5,310,054   $   10,503,262
--------------------------------------------------------------------------------
 Net realized loss on investment transactions       (88,211,073)     (50,152,921)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/
  depreciation of investments                       (76,024,391)    (104,054,490)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
 from operations                                   (158,925,410)    (143,704,149)
--------------------------------------------------------------------------------

Dividends and distributions to shareholders from:
 Net investment income                                        -       (8,554,730)
--------------------------------------------------------------------------------
 Net realized gain on investment transactions                 -     (338,348,979)
--------------------------------------------------------------------------------
 Total dividends and distributions to shareholders            -     (346,903,709)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from capital share transactions                    (58,141,089)     255,135,266
--------------------------------------------------------------------------------
  Total decrease in net assets                     (217,066,499)    (235,472,592)
--------------------------------------------------------------------------------
Net Assets, beginning of period                   1,274,803,276    1,510,275,868
--------------------------------------------------------------------------------
Net Assets, end of period                        $1,057,736,777   $1,274,803,276
--------------------------------------------------------------------------------

See accompanying notes to financial statements.


                            Social Awareness Fund  4

Lincoln National Social Awareness Fund, Inc.


Financial Highlights

(Selected data for each capital share outstanding throughout each period)


                                                    Period
                                                    ended
                                                    6/30/02(3)     Year ended December 31,
                                                    (Unaudited)    2001         2000          1999          1998         1997
                                                     ------------------------------------------------------------------------------
Net asset value, beginning of period                 $   25.810    $   37.208   $   44.292    $   40.283    $   35.657   $   27.316

Income (loss) from investment
  operations:
 Net investment income(1)                                 0.110         0.227        0.267         0.319         0.367        0.364
 Net realized and unrealized gain (loss) on
   investments                                           (3.439)       (2.822)      (3.549)        5.649         6.414        9.447
                                                     ------------------------------------------------------------------------------
 Total from investment operations                        (3.329)       (2.595)      (3.282)        5.968         6.781        9.811
                                                     ------------------------------------------------------------------------------

Less dividends and distributions from:
 Net investment income                                       --        (0.174)      (0.282)       (0.296)       (0.672)          --
 Net realized gain on investment transactions                --        (8.629)      (3.520)       (1.663)       (1.483)      (1.470)
                                                     ------------------------------------------------------------------------------
 Total dividends and distributions                           --        (8.803)      (3.802)       (1.959)       (2.155)      (1.470)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period                       $   22.481    $   25.810   $   37.208    $   44.292    $   40.283   $   35.657
                                                     ------------------------------------------------------------------------------

Total Return(2)                                          (12.93%)       (9.50%)      (8.33%)       15.44%        19.89%       37.53%

Ratios and supplemental data:
 Ratio of expenses to average
   net assets                                              0.38%         0.40%        0.38%         0.38%         0.38%        0.41%
 Ratio of net investment income to average net
   assets                                                  0.91%         0.75%        0.64%         0.79%         1.10%        1.37%
 Portfolio Turnover                                          39%           49%          76%           24%           38%          35%
 Net assets, end of period
   (000 omitted)                                     $1,057,737    $1,274,803   $1,510,276    $1,946,179    $1,868,231   $1,255,494


(1) The average shares outstanding method has been applied for per share information for the years ended December 31, 2001, 2000, 1999 and 1998 and the six months ended June 30, 2002.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the perfomance in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes to financial statements.


                            Social Awareness Fund  5

Lincoln National Social Awareness Fund, Inc.


Notes to Financial Statements

June 30, 2002 (Unaudited)

The Fund: Lincoln National Social Awareness Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies, which adhere to certain specific social criteria.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex- dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2002, the custodial fees offset arrangements amounted to $4,998.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Vantage Investment Advisors (VIA) (the "Advisor") is responsible for overall management of the Fund's securities investments and provides certain administrative services to the Fund. VIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.

Effective January 1, 2002, the Advisor has agreed to waive a portion of its fees based on the comprehensive review of expenses performed by Fund Management in 2001. The amount the Advisor waived for the six months ended June 30, 2002 was $98,988.


                            Social Awareness Fund  6

Certain officers and directors of the Fund are also officers or directors of the Company and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

At June 30, 2002, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2002, the cost of investments was $1,083,741,318. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2002 are as follows:

                                                       Aggregate      Aggregate       Gross           Gross           Net
                                                       Cost of        Proceeds        Unrealized      Unrealized      Unrealized
                                                       Purchases      from Sales      Appreciation    Depreciation    Depreciation
                                                       ----------------------------------------------------------------------------
                                                       $226,748,881   $267,164,862    $187,320,006    $(213,860,733)  $(26,540,727)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:

                                                                                 Period
                                                                                 ended      Year ended
                                                                                 6/30/02    12/31/01
                                                                                 -----------------------
                        Ordinary income                                           $ --      $ 21,473,270
                        Long-term capital gain                                      --       325,430,439
                                                                                  -----     ------------
                        Total                                                     $ --      $346,903,709
                                                                                  =====     ============

In addition, The Fund declared an ordinary income consent dividend of $1,543,863 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in-capital.

For federal income tax purposes, the Fund had accumulated capital losses of $13,269,541, which may be carried forward and applied against future capital gains. Such capital loss carryforward expires in 2009.

Post-October losses represent losses realized on investment transactions from November 1, 2001 through December 31, 2001 that, in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. Summary of Changes From Capital Share Transactions

                                              Shares Issued Upon
                                              Reinvestment of                                             Net Increase (Decrease)
                     Capital                  Dividends &                  Capital Shares                 Resulting From Capital
                     Shares Sold              Distributions                Redeemed                       Share Transactions
                      -------------------------------------------------------------------------------------------------------------
                     Shares     Amount        Shares        Amount         Shares         Amount          Shares       Amount
                      -------------------------------------------------------------------------------------------------------------
Period ended
  June 30, 2002:     331,932    $ 8,297,961           --    $         --   (2,674,218)    $ (66,439,050)  (2,342,286)  $(58,141,089)
Year ended
  December 31, 2001: 790,708     22,726,965   11,934,115     346,903,709   (3,923,516)     (114,495,408)   8,801,307    255,135,266

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the period.

                            Social Awareness Fund  7